Income tax expense and other taxes - Summary of Analysis of the Company's Deferred Tax Assets and Liabilities - Consolidated Statement of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	$ 8,695	$ 6,136	$ 155
Accounts payables [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	44,939	88,920
Deposits and other assets [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)		(11,481)
Aircraft maintenance [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(8,727)	(3,573)
Pension liabilities [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	10,599	3,089
Provisions [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	24,330	19,037
Loss Carry Forwards [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	5,333	603
Non monetary items [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(36,626)	(49,343)
Intangible asset [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(7,061)	(8,220)
Other assets and liabilities [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(24,092)	$ (32,896)
Variation [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	2,559
Variation [member] | Accounts payables [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(43,981)
Variation [member] | Deposits and other assets [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	11,481
Variation [member] | Aircraft maintenance [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	(5,154)
Variation [member] | Pension liabilities [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	7,510
Variation [member] | Provisions [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	5,293
Variation [member] | Loss Carry Forwards [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	4,730
Variation [member] | Non monetary items [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	12,717
Variation [member] | Intangible asset [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	1,159
Variation [member] | Other assets and liabilities [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Deferred tax assets(liabilities)	$ 8,804